Business Dispositions Sale of HLIL (Details) (Hartford Life International Limited [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2013
Hartford Life International Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 285